UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	October 14, 2009

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		$122,219







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2598    96178 SH       Sole                    95594               584
Abbott Laboratories            COM              002824100     1809    36560 SH       Sole                    36560
Apple Computer                 COM              037833100      245     1320 SH       Sole                     1320
BP p.l.c. ADR                  COM              055622104     1930    36256 SH       Sole                    36256
BRE Properties                 COM              05564E106     1771    56589 SH       Sole                    55789               800
Bristol-Myers Squibb           COM              110122108     1817    80684 SH       Sole                    79984               700
Bunge Ltd.                     COM              G16962105     2130    34017 SH       Sole                    34017
Burlington Northern Santa Fe   COM              12189T104      279     3500 SH       Sole                     3500
CSX Corp.                      COM              126408103      403     9633 SH       Sole                     9633
Chesapeake Energy Corp.        COM              165167107     2092    73663 SH       Sole                    72663              1000
Chevron Corporation (fmly. Che COM              166764100     5240    74394 SH       Sole                    74094               300
ConocoPhillips                 COM              20825C104     1264    27996 SH       Sole                    27996
Copart Inc.                    COM              217204106     1207    36350 SH       Sole                    36350
DNP Select Income Fund (fmly.  COM              23325p104     1144   128196 SH       Sole                   128196
Du Pont                        COM              263534109     1886    58680 SH       Sole                    58680
Duke-Weeks Realty Corp.        COM              264411505      204    17000 SH       Sole                    16200               800
Edison International (formerly COM              281020107      286     8510 SH       Sole                     8510
ExxonMobil                     COM              30231g102     1005    14650 SH       Sole                    14650
General Electric               COM              369604103      813    49500 SH       Sole                    49500
GlaxoSmithKline plc            COM              37733W105     2100    53150 SH       Sole                    52650               500
HCP, Inc.                      COM              40414L109     1351    47000 SH       Sole                    47000
Hawaiian Electric              COM              419870100      763    42133 SH       Sole                    42133
Heinz (H.J.)                   COM              423074103     1878    47250 SH       Sole                    46950               300
Intel Corp.                    COM              458140100      737    37661 SH       Sole                    37661
International Business Machine COM              459200101     1256    10498 SH       Sole                    10498
Johnson & Johnson              COM              478160104     2159    35462 SH       Sole                    35462
Kimberly-Clark                 COM              494368103     1988    33700 SH       Sole                    33700
Lilly, Eli                     COM              532457108     1361    41220 SH       Sole                    41220
Microsoft                      COM              594918104     2277    88547 SH       Sole                    87747               800
Norfolk Southern               COM              655844108      205     4766 SH       Sole                     4766
Oracle Corp.                   COM              68389X105     1172    56234 SH       Sole                    56234
PG&E Corporation               COM              69331C108     1125    27792 SH       Sole                    27792
Pepsico Inc.                   COM              713448108     1862    31734 SH       Sole                    31434               300
Pfizer Inc.                    COM              717081103     1141    68960 SH       Sole                    68960
Plum Creek Timber Company, Inc COM              729251108     2034    66384 SH       Sole                    65884               500
Procter & Gamble               COM              742718109    17083   294945 SH       Sole                   294458               487
Rayonier Inc.                  COM              754907103     1245    30425 SH       Sole                    30125               300
Safeguard Scientifics          COM              786449108      222    20256 SH       Sole                    20256
Schering Plough                COM              806605101     1225    43360 SH       Sole                    42860               500
TransCanada PL                 COM              89353D107     2473    79717 SH       Sole                    79417               300
Unilever PLC                   COM              904767704     2054    71630 SH       Sole                    71630
Union Pacific Corp.            COM              907818108      345     5920 SH       Sole                     5920
United Technologies            COM              913017109     2070    33976 SH       Sole                    33976
Verizon Corporation            COM              92343V104     1143    37754 SH       Sole                    37754
ASA (Bermuda) Limited          COM              G3156P103     5101    67300 SH       Sole                    66800               500
AngloGold Ashanti Ltd.         COM              035128206     1643    40300 SH       Sole                    40300
BHP Billiton Ltd.              COM              088606108      515     7800 SH       Sole                     7800
Barrick Gold Corporation       COM              067901108     1601    42250 SH       Sole                    42250
Central Fund of Canada Ltd.    COM              153501101     5274   398033 SH       Sole                   398033
Freeport McMoRan Copper & Gold COM              35671D857     1216    17726 SH       Sole                    17726
Goldcorp, Inc.                 COM              380956409     8061   199687 SH       Sole                   198187              1500
Hecla Mining                   COM              422704106      376    85600 SH       Sole                    85600
IAMGOLD Corporation            COM              450913108     1234    87250 SH       Sole                    87250
Kinross Gold Corporation       COM              496902404     1293    59600 SH       Sole                    59600
Newmont Mining                 COM              651639106     5852   132935 SH       Sole                   131935              1000
Pan American Silver Corp.      COM              697900108     2462   108000 SH       Sole                   108000
Silver Wheaton Corp.           COM              828336107      862    68450 SH       Sole                    68450
Yamana Gold, Inc.              COM              98462Y100     2571   240100 SH       Sole                   240100
streetTracks Gold Trust        COM              78463V107     2555    25850 SH       Sole                    25850
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1895    75300 SH       Sole                    75300
Templeton Global Income Fund   COM              880198106      313    33700 SH       Sole                    31700              2000